Remuneration of Auditors	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Remuneration of Auditors
25.	Remuneration of auditors
This note includes all amounts paid to the Group’s auditors, whether in relation to their audit of the Group or otherwise. During the year the Group (including its subsidiaries) obtained the following services from the Group auditors and its associates:

	€ million		€ million		€ million
	2019		2018		2017
Fees payable to the Group’s auditors for the audit of the consolidated and parent company accounts of Unilever N.V. and Unilever PLC (a)	5		6		4
Fees payable to the Group’s auditors for the audit of accounts of subsidiaries of Unilever N.V. and Unilever PLC pursuant to legislation (b)	12		10		10

Total statutory audit fees (c)	17		16		14
Audit-related assurance services	—	(d)	—	(d)	—	(d)
Other taxation advisory services	—	(d)	—	(d)	—	(d)
Services relating to corporate finance transactions	—		—		—
Other assurance services	—	(e)	5	(e)	5	(e)
All other non-audit services	—	(d)	—	(d)	—	(d)

(a)	Of which €1 million was payable to KPMG Accountants N.V. (2018: €1 million; 2017: €1 million) and €4 million was payable to KPMG LLP (2018: €5 million; 2017: €4 million).
(b)
Comprises fees payable to the KPMG network of independent member firms affiliated with KPMG International Cooperative for audit work on statutory financial statements and Group reporting returns of subsidiary companies.

(c)
Amount payable to KPMG in respect of services supplied to associated pension schemes was less than €1 million individually and in aggregate (2018: less than €1 million individually and in aggregate; 2017: less than €1 million individually and in aggregate
)
.

(d)	Amounts paid in relation to each type of service are less than €1 million individually and in aggregate (2018: less than €1 million; 2017: €1 million).
(e)	2018 includes €4 million (2017: €5 million) for audits and reviews of carve-out financial statements of the Spreads business and €1 million (2017: €Nil) for assurance work on Simplification.